Research and Development Expenses and Advertising Expenses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Research And Development [Line Items]
Research and development expenses	¥ 108,474	¥ 109,108	¥ 109,916
Advertising expenses	¥ 61,872	¥ 54,984	¥ 54,114